Fair Value and Weighted-Average Amortization of Intangible Assets in Connection with Pictures Segment Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2012 Other Year	Mar. 31, 2012 Trademarks Year	Mar. 31, 2012 Game Show Network, Llc	Mar. 31, 2011 Game Show Network, Llc	Mar. 31, 2011 Game Show Network, Llc Television carriage agreements (broadcasting agreements) Year	Mar. 31, 2011 Game Show Network, Llc Other Year	Mar. 31, 2011 Game Show Network, Llc Trademarks
Business Acquisition [Line Items]
Acquired intangibles recorded at fair value, subject to amortization					¥ 33,698	¥ 4,736
Acquired intangibles recorded at fair value, having an indefinite life							8,889
Total intangibles			¥ 47,323	¥ 47,323
Weighted-average amortization period	4	7			20	3